Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 1,374	$ 514
Work-in-progress	206	52
Raw materials	1,288	348
Consumables and spare parts	682	289
Inventories	$ 3,550	$ 1,203